DEBENTURE LIABILITY	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
DEBENTURE LIABILITY [Text Block]

16. DEBENTURE LIABILITY

Pursuant to the amalgamation with Tamaka on June 16, 2016, the Company assumed a liability in connection with three debentures (the “Debentures”) with an aggregate face value of $2,139,900 that had previously been issued by Tamaka in 2014 and 2015. The Debentures included a contingent conversion feature in the event of specified events. The Company initially recorded the Debentures at an estimated fair value of $2,106,371 and subsequently revised the estimated fair value to $3,302,000.

On June 30, 2017, the Company settled the debenture liability with total consideration of $3,302,000 through the issuance of 4,700,000 First Mining common shares, which were valued at $3,102,000 using the closing price as at June 30, 2017, and payment of $200,000 cash. Given the Company provided consideration in excess of the initial estimate of the fair value of the Debentures, the incremental amount has been capitalized to the Goldlund Gold project as an additional cost of the Tamaka transaction.